CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 757,017	¥ 5,270,204	¥ 4,622,554
Restricted cash	1,036	7,210	400
Accounts receivable, net of allowance for doubtful accounts of RMB13,996 and RMB15,204 at December 31, 2018 and 2019, respectively	97,039	675,567	596,995
Financing receivables, net of allowance for doubtful accounts of RMB4,139 and RMB9,159 at December 31, 2018 and 2019, respectively	73,418	511,124	517,983
Short-term investment	1,596,314	11,113,217	13,599,852
Inventories	6,298	43,845	43,813
Advances to suppliers	62,954	438,272	337,874
Prepayments and other current assets	282,183	1,964,506	1,507,996
Amounts due from related parties	10,674	74,312	6,600
Total current assets	2,886,933	20,098,257	21,234,067
Investments in equity investees	446,651	3,109,494	2,207,410
Property and equipment, net	1,791,294	12,470,632	9,035,704
Land use rights, net	360,375	2,508,860	1,969,176
Intangible assets, net	6,899	48,029	54,227
Operating lease right-of-use assets	129,558	901,956
Goodwill	609,259	4,241,541	4,241,541
Deferred tax assets	57,972	403,587	318,063
Long-term investments	135,910	946,180
Long-term financing receivables, net of allowance for doubtful accounts of nil and RMB 14,097 at December 3l , 201 8 and 2019, respectively.	78,970	549,775
Other non-current assets	87,936	612,191	622,669
TOTAL ASSETS	6,591,757	45,890,502	39,682,857
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Accounts payable	211,908	1,475,258	1,311,807
Advances from customers	173,933	1,210,887	436,710
Income tax payable	11,530	80,272	405,683
Amounts due to related parties	5,594	38,943	132,216
Operating lease liabilities	42,910	298,728
Acquisition consideration payable	3,295	22,942	19,581
Dividends payable	234	1,629	1,699
Other current liabilities	510,254	3,552,288	2,833,769
Total current liabilities	959,658	6,680,947	5,141,465
Non- current operating lease liabilities	72,459	504,442
Deferred tax liabilities	29,862	207,896	157,940
Acquisition consideration payable			22,942
Other non-current liabilities	13,476	93,820	90,961
TOTAL LIABILITIES	1,075,455	7,487,105	5,413,308
Commitments and contingencies (Note 19)
Shareholders' equity
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized, 811,267,551 shares issued and 785,463,859 shares outstanding as of December 31, 2018; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019)	74	517	523
Additional paid-in capital	3,208,451	22,336,594	24,137,681
Treasury shares, at cost	(206,379)	(1,436,767)	(1,545,077)
Retained earnings	2,402,617	16,726,540	11,052,395
Accumulated other comprehensive income	97,061	675,720	571,716
ZTO Express (Cayman) Inc. shareholders' equity	5,501,824	38,302,604	34,217,238
Noncontrolling interests	14,478	100,793	52,311
Total Equity	5,516,302	38,403,397	34,269,549
TOTAL LIABILITIES AND EQUITY	$ 6,591,757	¥ 45,890,502	¥ 39,682,857